Loans Receivable, Net - Additional information (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Debt instrument, interest rate	4.60%	4.60%
Loan amount	¥ 67,196,568	$ 9,773,335	¥ 6,600,000
Impairment loss for loans receivables	0
Franchisees
Accounts Notes And Loans Receivable [Line Items]
Loan amount	¥ 18,757,404	$ 2,728,151	¥ 6,600,000
One-year Loan Agreement | Franchisees
Accounts Notes And Loans Receivable [Line Items]
Debt instrument, interest rate	9.90%	9.90%
One-year Loan Agreement | Franchisees | Minimum
Accounts Notes And Loans Receivable [Line Items]
Loan agreement maturity term	1 year
One-year Loan Agreement | Franchisees | Maximum
Accounts Notes And Loans Receivable [Line Items]
Loan agreement maturity term	3 years
One-year Loan Agreement | Shanghai Zhengjin E-Commerce Co., Ltd
Accounts Notes And Loans Receivable [Line Items]
Debt instrument, interest rate	4.35%	4.35%
Loan amount	¥ 33,439,164	$ 4,863,525
Loan Agreement | Tibet Yuzhenglong Trading Co., Ltd
Accounts Notes And Loans Receivable [Line Items]
Debt instrument, interest rate	12.00%	12.00%
Loan amount	¥ 15,000,000	$ 2,181,660